SEGMENT INFORMATION	12 Months Ended
Jan. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the enterprise’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. We evaluated segment reporting in accordance with ASC 280, Segment Reporting. We concluded that we operate in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by the CODM to make decisions about resource allocation and performance assessment.

The CODM is the company’s chief executive officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated net income to assess segment profit or loss, allocate resources and assess performance. Further, the CODM reviews and utilizes budget to actual functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations. The Company's significant segment expenses and other segment items align with the financial statements line items presented in its the consolidated statements of operations.

Significant segment expenses are presented in the Company’s consolidated statements of operations. Additional disaggregated significant segment expenses on a functional basis, that are not separately presented on the Company’s consolidated statements of operations, are presented below.

	Year Ended January 31,
(in thousands)	2025	2024	2023
Sales and marketing	$94,969	$81,610	$101,046
General and administrative	$48,547	$44,174	$53,301
Total Selling, general and administrative	$143,516	$125,784	$154,347
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
Geographic Information

Revenue by major geographic region is based on the location of our contracting subsidiary, which often differ from the geographic location of the customer.

The information below summarizes revenue by major geographic region for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
EMEA:
Israel	$242,932	$215,312	$201,610
Germany	53,966	53,480	44,486
Other	19,002	14,950	13,208
Total EMEA	315,900	283,743	259,304
Americas:
United States	14,237	10,029	35,139
Other	6,673	7,147	9,987
Total Americas	20,910	17,176	45,126
APAC	13,822	12,486	7,633
Total revenue	$350,632	$313,404	$312,062

Our long-lived assets primarily consist of net property and equipment, operating lease ROU assets, goodwill and other intangible assets. We believe that our tangible long-lived assets, which consist of our net property and equipment, are exposed to greater geographic area risks and uncertainties than intangible assets and long-term cost deferrals, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net by geographic area consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Israel	$23,014	$18,814
United States	441	290
Other countries	4,861	5,280
Total property and equipment, net	$28,316	$24,384

Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2025	2024	2023
Customer A	19.6%	16.5%	17.7%
Customer B	10.8%	11.0%	10.0%

In making this determination of significant customers, we define a customer as an organization from which we have recognized revenue in a reporting period. In situations where a governmental organization acts on behalf of multiple agencies or departments, we treat that organization as the customer for reporting purposes notwithstanding that each of the underlying agencies or departments is generally making its own independent purchasing decisions.